Property, plant and equipment (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in property, plant and equipment
Opening amount			£ 253,282	£ 242,661
Additions			9,440	6,700
Depreciation charge	£ (3,755)	£ (2,953)	(7,476)	(5,927)
Closing amount	255,246	243,434	255,246	243,434
Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			409,992	396,333
Closing amount	419,432	403,033	419,432	403,033
Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(156,710)	(153,672)
Closing amount	(164,186)	(159,599)	(164,186)	(159,599)
Property
Reconciliation of changes in property, plant and equipment
Opening amount			220,736	218,116
Additions			2,783	1,884
Depreciation charge			(1,743)	(1,703)
Closing amount	221,776	218,297	221,776	218,297
Property | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			287,413	281,377
Closing amount	290,196	283,261	290,196	283,261
Property | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(66,677)	(63,261)
Closing amount	(68,420)	(64,964)	(68,420)	(64,964)
Plant and machinery
Reconciliation of changes in property, plant and equipment
Opening amount			11,612	5,269
Additions			1,872	1,167
Depreciation charge			(2,455)	(1,330)
Closing amount	11,029	5,106	11,029	5,106
Plant and machinery | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			46,706	39,562
Closing amount	48,578	40,729	48,578	40,729
Plant and machinery | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(35,094)	(34,293)
Closing amount	(37,549)	(35,623)	(37,549)	(35,623)
Fixtures and fittings
Reconciliation of changes in property, plant and equipment
Opening amount			20,934	19,276
Additions			4,785	3,649
Depreciation charge			(3,278)	(2,894)
Closing amount	22,441	20,031	22,441	20,031
Fixtures and fittings | Cost / gross value
Reconciliation of changes in property, plant and equipment
Opening amount			75,873	75,394
Closing amount	80,658	79,043	80,658	79,043
Fixtures and fittings | Accumulated depreciation, amortization and impairment
Reconciliation of changes in property, plant and equipment
Opening amount			(54,939)	(56,118)
Closing amount	£ (58,217)	£ (59,012)	£ (58,217)	£ (59,012)